WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Warrant Liability
Warrants outstanding exercise price at beginning			$ 6.64
Warrants outstanding, shares at beginning			33,888
Warrants outstanding, amount at beginning			$ 33
Exercise of warrants, exercise price			$ 6.64
Exercise of warrants, shares
Exercise of warrants, amount
Fair value adjustment , exercise price
Fair value adjustment, shares
Fair value adjustment, amount			$ (25)
Warrants outstanding, exercise price, at end	$ 6.64		$ 6.64
Warrants outstanding, shares at end	33,888		33,888
Warrants outstanding, amount, at end	$ 8		$ 8
Gain (loss) of change in fair value of warrants	$ 24	$ 15	$ 25	$ 384